Equity-Based Compensation (Tables) - Williams Companies Incentive Plan [Member]	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Rollfoward and related information [Table Text Block]
The following summary reflects stock option activity and related information for the year ended December 31, 2019:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2018	7.3	$31.55
Granted	—	$—
Exercised	(0.4)	$11.31
Cancelled	(0.1)	$35.62
Outstanding at December 31, 2019	6.8	$32.64	$2
Exercisable at December 31, 2019	5.8	$33.22	$2

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]
The following table summarizes additional information related to stock option activity during each of the last three years:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Total intrinsic value of options exercised	$6	$3	$4
Tax benefits realized on options exercised	$1	$—	$1
Cash received from the exercise of options	$4	$9	$7

Stock Options Schedule of Valuation Assumptions [Table Text Block]
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2018	2017
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$5.49	$6.61
Weighted-average assumptions:
Dividend yield	4.7%	4.2%
Volatility	30.1%	35.1%
Risk-free interest rate	2.7%	2.1%
Expected life (years)	6.0	6.0

Nonvested Restricted Stock Unit Rollforward and related information [Table Text Block]
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2019:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2018	4.5	$28.96
Granted	2.5	$25.87
Forfeited	(0.5)	$28.48
Vested	(1.1)	$26.25
Nonvested at December 31, 2019	5.4	$28.11
______________
(1)
Performance-based restricted stock units are valued considering measures of total shareholder return utilizing a Monte Carlo valuation method and return on capital employed. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Other restricted stock unit information [Table Text Block]

Value of Restricted Stock Units	2019	2018	2017
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$25.87	$30.48	$29.47
Total fair value of restricted stock units vested during the year (in millions)	$29	$35	$33